Interest and Finance Costs, net	12 Months Ended
Dec. 31, 2022
Interest And Finance Costs Net
Interest and Finance Costs, net

7. Interest and Finance Costs, net

	2022	2021	2020
Interest expense	56,673	39,131	50,611
Less: Interest capitalized	(1,219)	(718)	(996)
Interest expense, net	55,454	38,413	49,615
Bunker swap, put and call options cash settlements	(9,912)	(448)	7,568
Bunker put options premium	—	(35)	1,246
Amortization of deferred finance costs	4,052	3,246	3,782
Bank charges	410	164	277
Discount of long-term receivables	350	603	2,435
Amortization of deferred gain on termination of financial instruments	(618)	—	—
Change in fair value of non-hedging financial instruments	517	(10,536)	5,656
Net total	50,253	31,407	70,579

At December 31, 2021, the Company was committed to eleven floating-to-fixed interest rate swaps with major financial institutions maturing from April 2023 through October 2027. During 2022, the Company discontinued ten of its cash flow hedge interest rate swaps through early termination agreements. The Company considered the forecasted transactions as still probable for seven of those interest rate swaps, and presents the amount received in Accumulated other comprehensive income. Respective amounts are amortized into Company’s earnings until the expiry date of each interest rate swap. During 2022, amortization of deferred gain on termination of hedging interest rate swaps amounted to $618 (positive).

For the remaining three discontinued hedging interest rate swaps, the forecasted transactions were assessed as not probable to occur. Two out of the three hedges were de-designated as hedging swaps concurrent with their termination, while the third one was terminated later in the year. The accumulated other comprehensive income corresponding to these interest rate swaps upon de-designation amounting to $3,135 (positive) were immediately classified into earnings. Following the de-designation, the change in the fair value of the one discontinued cash flow hedge and up to its termination, has been included in change in fair value of non-hedging financial instruments and amounted to $1,472 (positive).

At December 31, 2022, the Company was committed to one floating-to-fixed interest rate swap with major financial institution maturing on April 2023, on which it pays fixed rates 2.80% and receives floating rates based on the six-month LIBOR (Note 14). The interest rate swap agreement was designated and qualified as cash flow hedge, to hedge its exposure to interest rate fluctuations associated with its debt covering notional amounts.

The fair values of such financial instruments as of December 31, 2022, and 2021, in aggregate amounted to $188 (positive) and $16,151 (negative), respectively.

During 2021 and 2020, the Company held twelve and eighteen bunker swap agreements, respectively, in order to hedge its exposure to bunker price fluctuations associated with the consumptions of bunkers by its vessels. During 2022, the Company entered into early termination agreements of all its bunker swap agreements with expiration dates December 2022, September 2023 and December 2023. Total cash received from those swap terminations amounted to $9,912. The fair value of bunker swap agreements at December 31, 2022 and 2021 was $nil and $1,989 (positive), respectively. The change in the fair values as of December 31, 2022, and December 31, 2021, was $1,989 (negative) and $10,744 (positive), respectively.

During 2020, the Company entered into six put option agreements and paid a net premium of $1,246. During 2021, the Company sold all put option agreements and received $35. The changes in the fair value during 2021 and 2020 amounting to $(208) (negative) and $207 (positive), respectively, have been included in Change in fair value of non-hedging financial instruments in the above table.

During 2022, 2021 and 2020, the Company has written-off unamortized deferred finance costs of $1,195, $460, and $766, respectively, according to debt extinguishment guidance of ASC 470-50, included in Amortization of deferred finance costs in the above table.

During 2022, 2021 and 2020, the Company recognized a discount on its lease liability (Note 3) amounting to $350, $603 and $2,435, respectively.